UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05506

College and University Facility Loan Trust Two

(Exact name of registrant as specified in charter)

c/o U.S. Bank National Association One Federal Street Boston, MA 02110

(Address of principal executive offices) (Zip code)

William P Murphy

US Bank Corporate Trust Services

One Federal Street

Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 603-6699

Date of fiscal year end: November 30

Date of reporting period: July 1, 2017 – June 30, 2018

Item 1. Proxy Voting Record

The registrant held no voting securities during the reporting period and did not vote any securities that were subject to a vote during the reporting period.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) College and University Facility Loan Trust Two

By (Signature)	/s/ William Murphy
William Murphy
Assistant Vice President

Date July 27, 2018